Accounting Policies Applied - Summary of Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2019
Bottom of range | Buildings
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Bottom of range | Plant and Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Bottom of range | IT Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	3 years
Bottom of range | Fixtures and Fittings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	3 years
Bottom of range | Motor Vehicles [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	5 years
Bottom of range | Civil Engineering Works at Hydroelectric Plants [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Bottom of range | Electromechanical Equipment at Hydroelectric Plants [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Bottom of range | Coal/Fuel Power Plants [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Bottom of range | Combined Cycle Power Plants [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Bottom of range | High-Voltage Network [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	15 years
Bottom of range | Low- and Medium-Voltage Network [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	30 years
Bottom of range | Measuring and Remote Control Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Bottom of range | Primary Substations [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	20 years
Top of Range | Buildings
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	85 years
Top of Range | Plant and Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	85 years
Top of Range | IT Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	15 years
Top of Range | Fixtures and Fittings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	75 years
Top of Range | Motor Vehicles [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	20 years
Top of Range | Civil Engineering Works at Hydroelectric Plants [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	85 years
Top of Range | Electromechanical Equipment at Hydroelectric Plants [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	60 years
Top of Range | Coal/Fuel Power Plants [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	40 years
Top of Range | Combined Cycle Power Plants [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	50 years
Top of Range | High-Voltage Network [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	50 years
Top of Range | Low- and Medium-Voltage Network [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	50 years
Top of Range | Measuring and Remote Control Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	30 years
Top of Range | Primary Substations [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	40 years